Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 26,750	$ 99,495	$ 35,346	$ 32,132
Cash and cash equivalents - Fair Value	26,750	99,495
Restricted cash - Book Value	7,789	954
Restricted cash - Fair Value	7,789	954
Loans receivable from affiliates - Book Value	1,521	750
Loans receivable from affiliates - Fair Value	1,521	750
Amounts due to related parties - Book Value	(8,680)	(1,880)
Amounts due to related parties - Fair Value	(8,860)	(1,880)
Term Loan B facility, net - Book Value	(404,997)	(424,252)
Term Loan B facility, net - Fair Value	(406,410)	(431,764)
Other long-term debt, net - Book Value	(193,102)	(151,722)
Other long-term debt, net - Fair Value	$ (194,569)	$ (153,349)